LEASE LIABILITIES - Leases by Category (Details)	Dec. 31, 2021 extension_option lease purchase_option
Additional information about leasing activities
Right-of-use assets leased (in leases)	254
Leases with extension options (in leases)	57
Extension options reasonably certain to exercise (in extension options) | extension_option	10
Leases with options to purchase (in leases)	12
Purchase options reasonably certain to exercise (in extension options) | purchase_option	6
Leases with variable payments linked to an index (in leases)	36
Leases with termination options, none of which are reasonably certain to exercise (in leases)	7
Buildings
Additional information about leasing activities
Right-of-use assets leased (in leases)	40
Leases with extension options (in leases)	21
Extension options reasonably certain to exercise (in extension options) | extension_option	10
Leases with options to purchase (in leases)	1
Purchase options reasonably certain to exercise (in extension options) | purchase_option	1
Leases with variable payments linked to an index (in leases)	0
Leases with termination options, none of which are reasonably certain to exercise (in leases)	6
Manufacturing equipment
Additional information about leasing activities
Right-of-use assets leased (in leases)	157
Leases with extension options (in leases)	35
Extension options reasonably certain to exercise (in extension options) | extension_option	0
Leases with options to purchase (in leases)	8
Purchase options reasonably certain to exercise (in extension options) | purchase_option	5
Leases with variable payments linked to an index (in leases)	36
Leases with termination options, none of which are reasonably certain to exercise (in leases)	0
Furniture, office equipment and other
Additional information about leasing activities
Right-of-use assets leased (in leases)	57
Leases with extension options (in leases)	1
Extension options reasonably certain to exercise (in extension options) | extension_option	0
Leases with options to purchase (in leases)	3
Purchase options reasonably certain to exercise (in extension options) | purchase_option	0
Leases with variable payments linked to an index (in leases)	0
Leases with termination options, none of which are reasonably certain to exercise (in leases)	1